Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	May 13, 2024	Sep. 30, 2024
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	288,681,224
Proceeds due from the PIPE investment	$ 20.0
Class B Ordinary Share
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	1,800,000
Common Shares
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)		193,927
PIPE Investors
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)	25,759,430	16,218,402
Number of shares pending issuance (in shares)	2,076,843
Sponsor Securities Repurchase
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in dollars per share)	$ 1
Sponsor Option Agreement
Business Combination Segment Allocation [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Sponsor Agreements with Independent Directors and Advisors | Class B Ordinary Share
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	210,000